Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry-forward	$ 1,170,418	$ 974,439
Allowance of doubtful accounts	3,402	3,366
Valuation allowance	(1,173,820)	(977,805)	$ (775,966)
Total deferred tax assets